Label	Element	Value
Virtus Ceredex Small-Cap Value Equity Fund
Risk/Return:	oef_RiskReturnAbstract
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

Supplement dated December 15, 2025 to the Fund’s Summary Prospectus and the Virtus Asset Trust Statutory Prospectus, each dated April 28, 2025, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective January 1, 2026, the Fund’s investment adviser will implement new expense limitation arrangements to further limit the Fund’s expenses and will extend the term of the expense limitation arrangements for all of the Fund’s classes of shares. The resulting changes to the Fund’s prospectuses are described in more detail below.

Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, the “Shareholder Fees” and “Annual Fund Operating Expenses” tables and associated footnotes will be replaced with the following:

Risk/Return [Heading]	oef_RiskReturnHeading	Virtus Ceredex Small-Cap Value Equity Fund
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Virtus Ceredex Small-Cap Value Equity Fund | Class A Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.44%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.44%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.41%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 686
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	977
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,290
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,176
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	686
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	977
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,290
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,176
Virtus Ceredex Small-Cap Value Equity Fund | Class C Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.39%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	2.14%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.33%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.81%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 284
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	627
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,108
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,437
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	184
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	627
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,108
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,437
Virtus Ceredex Small-Cap Value Equity Fund | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.44%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.19%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.37%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.82%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 84
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	605
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,398
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	84
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	328
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	605
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,398
Virtus Ceredex Small-Cap Value Equity Fund | Class R6 Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.26%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.01%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.77%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	289
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	526
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,207
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	79
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	289
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	526
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,207

[1]

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.41% for Class A Shares, 1.81% for Class C Shares, 0.82% for Class I Shares and 0.77% for Class R6 Shares through April 30, 2027. Prior to April 30, 2027, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

[2]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.